Property, Plant and Equipment - Schedule of Property, Plant and Equipment and Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 53,166	$ 33,848	$ 28,884
Less: accumulated depreciation	(15,517)	(11,540)	(8,015)
Property, plant and equipment, net	46,642	38,671	25,139
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	28,154	14,828	14,828
Software and Capitalized Software Costs [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	7,635	5,578	3,588
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	6,613	4,832	3,498
Rental Clocks [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	6,111	4,865	3,480
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	4,073	3,189	2,887
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	421	421	468
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	159	135	135
Excluded Land and Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	37,649	22,308	20,869
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	8,993	8,993	4,205
Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net		$ 7,370	$ 65